Fair Values of Assets and Liabilities - Balances of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage servicing rights	$ 1,700	$ 1,519	$ 1,837	$ 1,749
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	40,139	51,937
Mortgage loans held for sale	7,957	6,925
Mortgage servicing rights	1,700	1,519
Derivative assets	1,388	1,619
Other assets	480	613
Total	51,664	62,613
Derivative liabilities	634	665
Short-term borrowings	401	613
Total	1,035	1,278
Fair Value, Measurements, Recurring [Member] | U.S. Treasury and agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	1,226	1,057
Fair Value, Measurements, Recurring [Member] | Commercial Mortgage-backed Agency Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	193	140
Fair Value, Measurements, Recurring [Member] | Obligations of state and political subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	6,455	6,539
Fair Value, Measurements, Recurring [Member] | Obligations of foreign governments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	6	6
Fair Value, Measurements, Recurring [Member] | Corporate debt securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	731	827
Fair Value, Measurements, Recurring [Member] | Perpetual preferred securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	218	318
Fair Value, Measurements, Recurring [Member] | Other investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	202	202
Fair Value, Measurements, Recurring [Member] | Residential [Member] | Residential Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	29,495	40,314
Fair Value, Measurements, Recurring [Member] | Residential [Member] | Residential Non-agency Prime [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	624	803
Fair Value, Measurements, Recurring [Member] | Residential [Member] | Residential Non-agency Non-prime [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	355	802
Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member] | Collateralized Loan Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	42	206
Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member] | Asset Backed Securities Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	592	681
Fair Value, Measurements, Recurring [Member] | Commercial Mortgage-backed securities [Member] | Non-agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		42
Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	678	755
Other assets	94	146
Total	772	901
Short-term borrowings	50	75
Total	50	75
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Treasury and agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	491	562
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Other investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	187	193
Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	38,458	49,289
Mortgage loans held for sale	7,957	6,925
Derivative assets	572	632
Other assets	386	467
Total	47,373	57,313
Derivative liabilities	2,128	2,501
Short-term borrowings	351	538
Total	2,479	3,039
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Treasury and agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	735	495
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Commercial Mortgage-backed Agency Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	193	140
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of state and political subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	6,455	6,539
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of foreign governments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	6	6
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Corporate debt securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	722	818
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Perpetual preferred securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	218	318
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Other investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	15	9
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Residential [Member] | Residential Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	29,495	40,314
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member] | Collateralized Loan Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	42	86
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member] | Asset Backed Securities Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	577	564
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	1,003	1,893
Mortgage servicing rights	1,700	1,519
Derivative assets	1,234	1,281
Total	3,937	4,693
Derivative liabilities	55	53
Total	55	53
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Corporate debt securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	9	9
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Residential [Member] | Residential Non-agency Prime [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	624	803
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Residential [Member] | Residential Non-agency Non-prime [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	355	802
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member] | Collateralized Loan Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		120
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member] | Asset Backed Securities Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	15	117
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Commercial Mortgage-backed securities [Member] | Non-agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		42
Netting [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	(418)	(294)
Total	(418)	(294)
Derivative liabilities	(1,549)	(1,889)
Total	$ (1,549)	$ (1,889)